Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current liabilities [Abstract]
Non-refundable sales tax and other provisions	$ 13,375	$ 6,172
North-America
Current liabilities [Abstract]
Percentage of GST required to remit	5.00%
Percentage of GST on exported services